Average Annual Total Returns - Federated Hermes MDT Large Cap Growth Fund	A 1 Year	A 5 Years	A 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 1000® Growth Index1(reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Growth Index1(reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Growth Index1(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Large Growth Funds Average2(reflects no deduction for fees, expenses or taxes) 1 Year		Morningstar Large Growth Funds Average2(reflects no deduction for fees, expenses or taxes) 5 Years		Morningstar Large Growth Funds Average2(reflects no deduction for fees, expenses or taxes) 10 Years
Total	30.36%	18.29%	14.67%	31.43%	18.53%	14.64%	35.98%	18.74%	14.46%	38.32%	19.94%	15.62%	34.82%	17.75%	14.27%	23.16%	15.30%	12.64%	38.49%	[1]	21.00%	[1]	17.21%	[1]	35.86%	[2]	18.30%	[2]	15.14%	[2]

[1]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.